CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)		Dec. 31, 2014 HKD		Dec. 31, 2013 USD ($)		Dec. 31, 2013 HKD
Accounts receivable, allowance	$ 15,076				$ 14,571
Accounts receivable-non-current, allowance
Ordinary shares, par value			0.001	[1]			0.001	[1]
Ordinary shares, shares authorized	5,000,000,000	[1]	5,000,000,000	[1]	5,000,000,000	[1]	5,000,000,000	[1]
Ordinary shares, shares issued	117,301,753	[1]	117,301,753	[1]	118,328,437	[1]	118,328,437	[1]
Ordinary shares, shares outstanding	117,301,753	[1]	117,301,753	[1]	118,328,437	[1]	118,328,437	[1]
Treasury stock, shares					506,543		506,543

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 89,208,530 shares and 88,181,846 shares issued and outstanding as of December 31, 2013 and 2014, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,119,907 shares and 29,119,907 shares issued and outstanding as of December 31, 2013 and 2014, respectively.